Debt (Details) - Schedule of carrying value convertible notes consisted - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Carrying Value Convertible Notes Consisted [Abstract]
Principal amount	$ 61,300	$ 59,689
Accrued and unpaid interest	17,287	11,230
Unamortized debt discount	(676)
Total	$ 77,911	$ 70,919